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[AIM INVESTMENTS LOGO APPEARS HERE]
--Registered Trademark--
11 Greenway Plaza, Suite 100
Houston, TX 77046-1173
713-626-1919


A I M Advisors, Inc.


   February 26, 2008


   VIA EDGAR

   Ruth Sanders
   Division of Investment Management
   EDGAR Support
   Securities and Exchange Commission
   Judiciary Plaza
   450 Fifth Street, N.W.
   Washington, DC 20549

   Re:  AIM Equity Funds
        CIK 0000105377

   Dear Ms. Sanders:

   This submission is being made solely for the purpose of obtaining a series and class identifiers for the following classes of AIM Summit Fund:

      AIM Summit Fund -- Class A
      AIM Summit Fund -- Class B
      AIM Summit Fund -- Class C
      AIM Summit Fund -- Class P

   On February 19, 2008, AIM Equity Funds filed a 485(a) for which the accession number 0000950129-08-001039 was assigned. This filing was made in order to restructure AIM Summit Fund, as series portfolio of AIM Summit Fund, a Delaware statutory trust, as a new series portfolio of AIM Equity Funds, pending shareholder approval.

   I understand the filing of this letter will automatically assign the requested series and class identifiers.

   Should you have any questions, please do not hesitate to contact me.

   Thank you,

   /s/ Toni Calender

   Toni Calender
   Legal Assistant II
   713.214.7977
   toni.calender@aiminvestments.com

A Member of the AMVESCAP Group